1838 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                    May 7, 1997
TO THE SHAREHOLDER:

The net asset value of your Fund as of April 30, 1997 was $11.29 per share. This represents an increase of 8.14% over the net asset value per share for the six-month period ending April 30, 1997. Including the dividend of $0.036 cents per share paid out in December, the Fund's total return for the period was 8.5%. This compares favorably with the total return of the benchmark for the Fund, the EAFE index, of 1.6%. The number of shares outstanding rose by 8.1% to 4,266,438.

Looking back, we did well to have under-representation in the Japanese market. In dollar terms, this market dropped 13.3% during the half year. We did emphasize Japan's multinationals like Toyota, TDK and Takeda, which rose in value as they benefited from the strength of the dollar. The major European markets again showed considerable strength, particularly the UK, Germany, the Netherlands, Switzerland and Spain, whose market indices all rose more than 10% expressed in dollars. We were well represented in Europe, albeit at a slightly lower level than the benchmark. This is a consequence of our strategic choice to have high weightings in areas of structurally or potentially high growth, such as South East Asia and other emerging markets. However, during this period, the markets of South East Asia have generally been disappointing. Of the developed markets, Hong Kong ended unchanged while Malaysia was down 6%; Asia's emerging markets were up only 0.7%, mainly on the strength of Taiwan.

Why hasn't Asia's economic miracle been translated into strong stock market performance? These economies are still suffering from various factors including the sharp decline in export growth that started last year, the property glut in many markets after years of overbuilding, the strength of the dollar to which many local currencies are linked, and the restrictive policies designed to reduce trade deficits. While we are currently cautious about the prospects for the equity markets of the region, we do anticipate investments in Hong Kong to benefit from relatively low valuations and additional business opportunities in China after the hand-over on July 1, 1997.

Of the emerging markets, the Latin American region performed best. We held 5% to 8% of the assets of the Fund in this area with positive impact on performance. We continue to be optimistic on the region's investment potential.

In various degrees and at different speeds, we see governments around the world taking steps to deregulate their capital, labor and product markets in order to compete in what are fast becoming integrated global markets. Selecting companies that have the capabilities to succeed in this new environment offers the Fund tremendous investment opportunities.

                                         Sincerely,


                                         /s/Hans van den Berg
                                         ---------------------------------
                                         Hans van den Berg
                                         Vice President  & Portfolio Manager


----------

     6/97. Shares of the 1838 International Equity Fund are distributed by Rodney Square Distributors, Inc.


Past performance is not predictive of future results. Investment returns and principal values will fluctuate, so that, when redeemed, shares may be worth less than their original cost.

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF NET ASSETS  (UNAUDITED)                               APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
COMMON STOCK -- 98.8%
ARGENTINA -- 1.0%
   Yacimientos Petroliferos Fiscades S.A.  Oil & Gas Exploration.............             18,000     $      497,250
                                                                                                     --------------
AUSTRALIA -- 2.2%
   Broken Hill Propriety Co.               Metals - Diversified..............             35,963            508,414
   National Australia Bank, Ltd.           Banking...........................             38,000            521,464
                                                                                                     --------------
                                                                                                          1,029,878
                                                                                                     --------------
BRAZIL -- 1.4%
   Telecomunicacoes Brasileiras S.A. ADR   Telecommunications................              6,000            688,500
                                                                                                     --------------
CHILE -- 1.4%
   Cia DE Telecommunicaciones
      DE Chile S.A.                        Telecommunications................             20,000            647,500
                                                                                                     --------------
CHINA -- 1.1%
   Huaneng Power Intl., Inc. ADR*          Electric Utility..................             22,000            533,500
                                                                                                     --------------
FRANCE -- 8.7%
   Compagnie Gen Des Eaux                  Service Company...................              6,000            837,468
   Promodes                                Retail - Grocery..................              2,200            743,695
   Rhone Poulenc                           Chemicals ........................             21,318            718,444
   SGS-Thomson Microelectronics N.V.*      Electronics.......................              8,500            666,188
   Societe Generale                        Banking & Financial Services......              5,000            561,402
   Total S.A. (B Shares)                   Oil & Gas Exploration.............              8,000            664,756
                                                                                                     --------------
                                                                                                          4,191,953
                                                                                                     --------------
GERMANY -- 7.4%
   Adidas AG                               Sportswear........................              7,000            727,562
   Daimler-Benz AG                         Automobiles.......................             10,000            741,170
   Daimler-Benz AG Rights                  Automobiles.......................                147                 13
   Hoechst AG                              Chemicals.........................             17,000            668,877
   SAP ADR                                 Computers, Software...............             11,000            674,571
   Veba AG                                 Electric Utility..................             14,000            728,372
                                                                                                     --------------
                                                                                                          3,540,565
                                                                                                     --------------
HONG KONG -- 6.9%
   Cheung Kong Holdings, Ltd.              Real Estate.......................             52,000            456,500
   China Resources Enterprise, Ltd.        Real Estate.......................            200,000            552,550
   Citic Pacific, Ltd.                     Holding Company...................             90,000            486,838
   HSBC Holdings                           Financial Services................             41,009          1,037,680

                       See notes to financial statements.
                                       2

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF NET ASSETS  (UNAUDITED) -- CONTINUED                  APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
HONG KONG - CONTINUED
   Hutchinson Whampoa, Ltd.                Real Estate, Transportation &
                                             Telecommunications..............             56,000     $      415,704
   Sun Hung Kai Properties                 Real Estate.......................             35,000            379,555
                                                                                                     --------------
                                                                                                          3,328,827
                                                                                                     --------------
INDONESIA -- 0.9%
   PT Bank Intl. Indonesia                 Banking...........................            300,000            215,739
   PT Bank Intl. Indonesia Warrants        Banking...........................             63,420             20,197
   Telekomunik Indonesia ADR               Telecommunications................              7,500            213,750
                                                                                                     --------------
                                                                                                            449,686
                                                                                                     --------------
ITALY -- 3.6%
   Assicurazioni Generali Spa              Insurance.........................             30,000            501,524
   Telecom Italia Mobile Spa               Telecommunications................            390,000          1,225,450
                                                                                                     --------------
                                                                                                          1,726,974
                                                                                                     --------------
JAPAN -- 24.2%
   Autobacs Seven Co., Ltd.                Auto Parts Manufacturer...........              8,000            533,015
   Canon Inc. ADR                          Manufacturing - Electronics.......              8,100            961,875
   Credit Saison Co., Ltd.                 Consumer Finance..................             32,200            619,496
   Fuji Bank, Ltd.                         Banking...........................             50,000            563,766
   Ibiden Co., Ltd.                        Electronics.......................             56,000            737,391
   Industrial Bank of Japan                Banking...........................             19,000            202,246
   Konica Corp.                            Photography Equipment.............             81,000            469,424
   Mitsubishi Estate Co., Ltd.             Real Estate.......................             35,000            441,551
   Mitsubishi Heavy Industries, Ltd.       Heavy Machinery...................             60,000            396,450
   Mitsui & Co., Ltd.                      Diversified - Wholesale...........             50,000            382,021
   Nippon Steel Corp.                      Steel Manufacturer................            140,000            399,604
   Nippon Telephone and Telegraph Corp.    Telephone Utility.................                 75            529,270
   Nippondenso Co., Ltd.                   Electronics.......................             31,000            706,403
   Obayashi Corp.                          Construction......................             60,000            304,670
   Seven-Eleven                            Retail - Grocery..................              6,000            380,838
   Sony Corp.                              Electronics.......................              9,000            655,704
   Takeda Chemicals Industries             Pharmaceuticals...................             45,000          1,039,617
   TDK Corp.                               Magnetic Tapes, Floppy &
                                             Optical Discs...................             14,000          1,010,048
   Toyota Motor Corp.                      Automobile Manufacturer...........             31,000            899,503
   Tsubakimoto Chain                       Machinery.........................             80,000            421,998
                                                                                                     --------------
                                                                                                         11,654,890
                                                                                                     --------------
KOREA -- 0.9%
   Korea Mobile Telecom ADR                Communications....................             18,540            176,130
   Samsung Electronics GDR*                Electronics.......................             10,000            235,000
                                                                                                     --------------
                                                                                                            411,130
                                                                                                     --------------

                       See notes to financial statements.
                                       3

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF NET ASSETS  (UNAUDITED) -- CONTINUED                  APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
MALAYSIA -- 1.1%
   Malayan Banking Berhad                  Banking...........................             33,000     $      328,685
   United Engineers, Ltd.                  Engineering & Construction........             30,000            212,749
                                                                                                     --------------
                                                                                                            541,434
                                                                                                     --------------
MEXICO -- 2.7%
   Grupo Casa Autrey ADR                   Pharmaceuticals...................             21,000            364,875
   Grupo Financiero Inbursa, S.A. de C.V.  Financial Services................            100,000            344,546
   Panamerican Beverages, Inc. (A Shares)  Beverages.........................             20,000            580,000
                                                                                                     --------------
                                                                                                          1,289,421
                                                                                                     --------------
NETHERLANDS -- 6.4%
   Aegon N.V.                              Insurance.........................             10,109            717,836
   Akzo N.V.                               Chemicals.........................              4,000            516,620
   ING Groep, N.V.                         Financial Services................             17,240            678,635
   Koninklijke Ahold N.V.                  Retail Food Distributor...........              8,060            551,600
   Stork N.V.                              Miscellaneous Manufacturing.......             14,837            640,540
   Stork N.V. Rights                       Miscellaneous Manufacturing.......                 17                 19
                                                                                                     --------------
                                                                                                          3,105,250
                                                                                                     --------------
PANAMA -- 0.8%
   Banco Latinoamericano de
      Exportaciones, S.A. (E Shares)       Banking...........................              8,000            367,000
                                                                                                     --------------
PHILIPPINES -- 0.2%
   Pilipino Telephone Corp.                Telecommunications................            250,000            118,511
                                                                                                     --------------
SINGAPORE -- 1.5%
   Singapore Press Holdings                Publishing........................             16,000            296,932
   United O/S Bank                         Banking...........................             43,000            404,958
                                                                                                     --------------
                                                                                                            701,890
                                                                                                     --------------
SPAIN -- 4.0%
   Banco Santander S.A.                    Banking...........................             10,000            755,746
   Empresa Nacional de Electricidad S.A.   Utility...........................              8,000            561,726
   Telefonica de Espana ADR                Telecommunications................              8,000            616,000
                                                                                                     --------------
                                                                                                          1,933,472
                                                                                                     --------------
SWEDEN -- 1.5%
   Atlas Copco AB (A Shares)               Machinery Manufacturer............             30,000            744,436
                                                                                                     --------------
SWITZERLAND -- 5.9%
   ABB AG                                  Electrical Machinery..............                670            816,627
   Nestle S.A. ADR                         Food Processing...................              9,000            546,680

                       See notes to financial statements.
                                       4

1838 INTERNATIONAL EQUITY FUND

SCHEDULE OF NET ASSETS  (UNAUDITED) -- CONTINUED                  APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
SWITZERLAND - CONTINUED
   Novartis AG (Bearer Shares)             Pharmaceuticals...................                426     $      564,897
   Novartis AG (Reg. Shares)               Pharmaceuticals...................                300            397,815
   Zurich Versicherungsgesellschaft ADR *  Insurance.........................              8,000            525,574
                                                                                                     --------------
                                                                                                          2,851,593

                                                                                                     --------------
THAILAND -- 0.7%
   PTT Exploration and Production
      Public Co. (Foreign Shares)          Oil & Gas Exploration.............             10,000            127,872
   PTT Exploration and Production
      Public Co.                           Oil & Gas Exploration.............              5,000             60,107
   Thai Farmers Bank Co.                   Banking...........................             21,000            127,030
   Thai Farmers Bank Co. Warrants          Banking...........................              1,375              1,000
                                                                                                     --------------
                                                                                                            316,009
                                                                                                     --------------
UNITED KINGDOM -- 14.3%
   British Aerospace plc                   Aerospace.........................             43,000            919,475
   British Airways plc ADR                 Airlines..........................              5,000            573,125
   Carlton Communications plc ADR          Broadcasting......................             15,000            628,125
   Kingfisher plc                          Retail Department Stores..........             55,000            599,250
   Lloyds TSB Group plc                    Banking...........................             90,796            833,765
   Prudential Corp. plc                    Insurance.........................             85,000            830,452
   Reed Intl. plc                          Publishing........................             33,000            611,988
   Reuters Holding plc ADR                 Publishing........................              8,000            493,000
   Shell Transport and Trading Co. plc     Oil & Gas Exploration & Distribution           28,000            498,255
   Smithkline Beecham plc                  Pharmaceuticals...................             55,159            892,026
                                                                                                     --------------
                                                                                                          6,879,461
                                                                                                     --------------
         TOTAL COMMON STOCK (COST $42,660,363).........................................                  47,549,130
                                                                                                     --------------

COMMERCIAL PAPER -- 0.7%
                                                                                           Par
                                                                                         -------
    American Express Credit Corp., 5.60%,
      05/01/97 (COST $348,773)...............................................            348,773            348,773
                                                                                                     --------------

TOTAL INVESTMENTS (COST $43,009,136)+-- 99.5%...........................................             $   47,897,903

OTHER ASSETS AND LIABILITIES, NET-- 0.5%................................................                    251,028
                                                                                                     --------------

NET ASSETS-- 100.0%.....................................................................             $   48,148,931
                                                                                                     ==============

----------
*  Non-income producing security.
+ Also the cost for Federal income tax purposes. At April 30, 1997, net unrealized appreciation was $4,888,767. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $6,998,090, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,109,323.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt


                       See notes to financial statements.

1838 INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 1997



Assets:
Investments, at market (identified cost $43,009,136) (Note 2) ............                            $  47,897,903
Receivables:
   Dividends and interest ................................................                                  192,625
   Foreign taxes recoverable .............................................                                   34,361
Deferred organizational costs (Note 2)....................................                                   84,151
Other assets..............................................................                                      246
                                                                                                      -------------
      Total assets .......................................................                               48,209,286

Liabilities:
Payables:
   Due to Advisor.........................................................           $     21,587
   Accrued expenses (Note 4) .............................................                 38,768
                                                                                     ------------
      Total liabilities ..................................................                                   60,355
                                                                                                      -------------

Net Assets  ..............................................................                            $  48,148,931
                                                                                                      =============

Net Assets consist of:
Common stock .............................................................                            $       4,266
Additional capital paid in ...............................................                               43,484,906
Undistributed net investment income.......................................                                   64,600
Accumulated net realized loss on:
   Investments ...........................................................                                 (226,797)
   Foreign currency transactions .........................................                                  (64,308)
Net unrealized appreciation (depreciation) on:
   Investments ...........................................................                                4,888,767
   Translation of assets and liabilities in foreign currencies ...........                                   (2,503)
                                                                                                      -------------

Net Assets, for 4,266,438 shares outstanding .............................                            $  48,148,931
                                                                                                      =============
Net Asset Value offering price and redemption price per share
   ($48,148,931/4,266,438 outstanding shares of common stock,
   $0.001 par value) ......................................................                                 $11.29
                                                                                                            ======


                       See notes to financial statements.
                                       6

1838 INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS


                                                                                       For the Six-Month Period
                                                                                         Ended April 30, 1997
                                                                                             (Unaudited)
                                                                                      -------------------------
Investment Income:
      Dividends ..........................................................                            $     372,123
      Interest ...........................................................                                   20,473
                                                                                                      -------------
                                                                                                            392,596
      Less foreign taxes withheld ........................................                                  (38,859)
                                                                                                      -------------
                                                                                                            353,737
Expenses:
      Investment advisory fee (Note 4) ...................................           $    168,222
      Administration fee (Note 4) ........................................                 24,795
      Accounting fee (Note 4) ............................................                 29,909
      Custodian fees .....................................................                 17,852
      Amortization of organizational expenses (Note 2) ...................                 12,820
      Legal ..............................................................                 10,166
      Audit ..............................................................                  8,926
      Registration fees ..................................................                  6,283
      Directors' fees and expenses (Note 4) ..............................                 10,042
      Transfer agency fees ...............................................                 11,904
      Reports to shareholders.............................................                  6,972
      Other ..............................................................                  9,873
                                                                                      -----------
         Total expenses before fee waivers ...............................                317,764
         Advisory fee waived (Note 4) ....................................                (37,397)
                                                                                      -----------
            Total expenses, net ..........................................                                  280,367
                                                                                                      -------------
      Net investment income ..............................................                                   73,370
                                                                                                      -------------

Realized and unrealized gain (loss) on investments and foreign currency:
   Net realized gain (loss) on:
      Investments ........................................................                                  103,549
      Foreign currency transactions ......................................                                  (64,308)
   Net unrealized appreciation during the period on:
      Investments ........................................................                                3,497,139
      Translation of assets and liabilities in foreign currencies ........                                    3,377
                                                                                                      -------------
   Net gain on investments
      and foreign currency................................................                                3,539,757
                                                                                                      -------------
Net increase in net assets resulting from operations .....................                            $   3,613,127
                                                                                                      =============

                       See notes to financial statements.
                                       7

1838 INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the Six-Month
                                                                                Period Ended          For the Fiscal
                                                                               April 30, 1997           Year Ended
                                                                                (Unaudited)          October 31, 1996
                                                                             -----------------       ----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income  ................................................     $     73,370           $     204,643
   Net realized gain (loss) on:
         Investments .....................................................          103,549                (306,807)
         Foreign currency transactions ...................................          (64,308)                (63,127)
   Net unrealized appreciation (depreciation) during the period on:
         Investments .....................................................        3,497,139               2,071,153
         Translation of assets and liabilities in foreign currencies .....            3,377                  (5,836)
                                                                               ------------           -------------

   Net increase in net assets resulting from operations ..................        3,613,127               1,900,026
                                                                               ------------           -------------
Distributions to shareholders from:
   Net investment income ($0.036 and $0.043, per share, respectively).....         (148,857)                (78,685)
                                                                               ------------           -------------

Increase in net assets from Fund share transactions (Note 5) .............        3,475,731              22,623,847
                                                                               ------------           -------------

    Increase in net assets ...............................................        6,940,001              24,445,188

Net Assets:
   Beginning of period ...................................................       41,208,930              16,763,742
                                                                               ------------           -------------

   End of period..........................................................     $ 48,148,931           $  41,208,930
                                                                               ============           =============


                       See notes to financial statements.
                                       8

1838 INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                           For the Six-Month                            For the Period
                                                              Period Ended       For the Fiscal         August 3, 1995+
                                                             April 30, 1997         Year Ended              through
                                                               (Unaudited)       October 31, 1996       October 31, 1995
                                                           -----------------     ----------------       -----------------

Net Asset Value - Beginning of Period ............               $10.44               $9.61                  $10.00
                                                                 ------               -----                  ------
Investment Operations:
      Net investment income.......................                 0.02                0.07                    0.02
      Net realized and unrealized gain (loss)
         on investment and foreign currency
         transactions ............................                 0.87                0.80                   (0.41)
                                                                 ------               -----                  ------
             Total from investment operations ....                 0.89                0.87                   (0.39)
                                                                 ------               -----                  ------
Distributions:
      From net investment income .................                (0.04)              (0.04)                     --
                                                                 ------               -----                  ------

Net Asset Value - End of Period ..................               $11.29              $10.44                  $ 9.61
                                                                 ======              ======                  ======

Total Return .....................................                 8.50%               9.11%                  (3.90)%
Ratios (to average net assets)/Supplemental Data:
      Expenses1 ..................................                 1.25%*              1.25%                   1.25%*
      Net investment income ......................                 0.33%*              0.70%                   1.02%*
Portfolio turnover rate ..........................                86.64%*             59.11%                  42.21%*
Average commission rate paid .....................              $0.0367             $0.0211                      --
Net assets at end of period (000's omitted).......              $48,149             $41,209                 $16,764


+  Commencement of  Operations.
1 Without waivers the annualized ratio of expenses to average daily net assets would have been 1.42%, 1.80% and 2.60% for the six-month period ended April 30, 1997, and the fiscal years ended October 31, 1996 and 1995, respectively.
*  Annualized.


                       See notes to financial statements.
                                       9

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                                   May 15, 1997
TO THE SHAREHOLDER:

The Continuum

The North American equities markets, including small cap markets, were severely tested during the first six months of the 1838 Small Cap Equity Fund's fiscal year November 1, 1996 through April 30, 1997. The first quarter brought general prosperity to most sectors, while the second quarter inflicted some pain on investors as some excesses were worked off. From point-to-point, the Fund's total return for the period was 9.22%, while the small cap Russell 2000 Index was up less than 2%. That very strong relative return illustrates the general characteristics of the value style which the 1838 Small Cap Equity Fund utilizes. The Fund's aim is to capture the essence of a small cap appreciation phase, and then hold on to those gains better than other small cap managers during periods of corrections or consolidations by adherence to the disciplined investment process as explained below.



The Investment Process

The 1838 Small Cap Equity Fund follows a very disciplined investment process focused primarily upon a low price in relation to trailing 12 month's earnings (low P/E) screen. Accordingly, all stocks purchased for the Fund's portfolio will be small cap ($900 million of market float or less) and low P/E, defined as the lowest 40% of all stocks contained in the Compustat North American Database. This small cap, low P/E investment style has been adopted because numerous studies have concluded that over the long term for North American stocks, the smaller the company and the lower the P/E, the better the performance in aggregate. A recently updated study by Prudential Securities confirms that over the last 21 years ending in 1996, the return of the lowest P/E stocks in the small cap universe exceeded that of the highest valued stocks by 2.7 times.

In reviewing stocks for inclusion in the Fund's portfolio, other fundamental and quantitative measures are observed and judged important in aiding the decision making process. The following analysis in early May 1997 of the holdings in the Fund leads us to conclude that the fundamental characteristics of the small cap portfolio holdings in aggregate are stronger than those for the comparable small cap benchmark.


----------
Past performance is not predictive of future results. Investment returns and principal values will fluctuate, so that, when redeemed, shares may be worth less than their original cost.

1838 SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------


                                                                     Summary Characteristics*
                                              ----------------------------------------------------------------------
                                               Average                                     Average        Average
                                               Market         Average      EPS Growth     Return on     Debt/Total
                                                Cap**        P/E Ratio       5 Year        Equity     Capitalization
                                              --------       ---------     ----------     ---------   --------------
1838 Small Cap Fund......................     $330.4MM         14.1x          18.9%         16.7%          31.1%
Russell 2000 Index.......................     $420.0MM         17.8x          12.1%         14.4%          37.6%


* This chart represents the characteristics of the Fund's portfolio at May 14, 1997.
** 1838 measures market float only (excluding closely held shares) in equity capitalization.


A comparison with similar recent studies suggests that these premium valuation characteristics tend to be maintained over time.

During the first six months of fiscal 1997, the three securities which contributed the greatest returns to the Fund were in the medical services, life insurance, and semiconductor industries. The three securities which provided the most negative returns to the Fund were in the property/casualty insurance, diaper, and industrial tube industries. The wide variety of businesses represented by these six companies illustrates the substantial diversification within your portfolio.



The Outlook

The North American equities markets have continued to experience positive returns for the first have of the fiscal year. Investors do continue to demonstrate a preference for larger companies. However, we would observe the current fundamental premium valuations placed on large companies suggests that the risk-reward equation substantially favors small cap companies. Over time that should work to the advantage of small cap investors.

                                             Sincerely,


                                             /s/ Edwin B. Powell
                                             --------------------------------
                                             Edwin B. Powell
                                             Vice President & Portfolio Manager




----------
     6/97. Shares of the 1838 Small Cap Equity Fund are distributed by Rodney Square Distributors, Inc.

Past performance is not predictive of future results. Investment returns and principal values will fluctuate, so that, when redeemed, shares may be worth less than their original cost.

1838 SMALL CAP EQUITY FUND
SCHEDULE OF NET ASSETS (UNAUDITED)                                APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
COMMON STOCK -- 97.6%
AGRICULTURE, FORESTRY & FISHERIES -- 0.9%
      Sylvan, Inc. *............................................................          18,180     $      170,438
                                                                                                     --------------
FINANCE & INSURANCE -- 23.4%
   INSURANCE CARRIERS -- 19.5%
      Allmerica Financial Corp..................................................           5,200            187,200
      Amerus Life Holdings, Inc. (A Shares).....................................           6,600            151,800
      Capmac Holdings, Inc......................................................           4,050            105,300
      E.W. Blanch Holdings, Inc.................................................          12,970            288,583
      Enhance Financial Services Group, Inc.....................................           5,890            226,765
      Everest Re Holdings, Inc..................................................           4,925            141,594
      Executive Risk Inc........................................................           6,390            289,147
      FPIC Insurance Group, Inc. *..............................................          14,100            253,800
      Gryphon Holdings, Inc. *..................................................          17,550            252,281
      Harleysville Group, Inc...................................................           6,400            204,400
      Home State Holdings, Inc. *...............................................           4,850             13,641
      Penn Treaty American Corp.*...............................................           4,200            113,400
      Penncorp Financial Group, Inc.............................................           5,400            185,625
      Presidential Life Corp....................................................          12,900            185,437
      State Auto Financial Corp.................................................          15,050            263,375
      Terra Nova (Bermuda) Holdings, Ltd........................................           8,400            157,500
      The PMI Group, Inc........................................................           2,700            138,037
      W.R. Berkley Corp.........................................................           4,700            231,475
      Western National Corp.....................................................          13,750            354,063
                                                                                                     --------------
                                                                                                          3,743,423
                                                                                                     --------------
   SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 0.7%
      Long Island Bancorp, Inc..................................................           3,815            129,710
                                                                                                     --------------
   STATE & NATIONAL BANKS -- 3.2%
      Dime Community Banccorp, Inc. *...........................................          17,100            302,456
      Riggs National Corp.......................................................          12,700            234,950
      United Security Bancorporation *..........................................           6,710             87,230
                                                                                                     --------------
                                                                                                            624,636
                                                                                                     --------------
         TOTAL FINANCE & INSURANCE ............................................................           4,497,769
                                                                                                     --------------
MANUFACTURING -- 47.3%
   CHEMICALS & ALLIED PRODUCTS -- 2.6%
      General Chemical Group, Inc...............................................          13,585            302,266
      OM Group, Inc.............................................................           6,900            192,338
                                                                                                     --------------
                                                                                                            494,604
                                                                                                     --------------

                       See notes to financial statements.
                                       12

1838 SMALL CAP EQUITY FUND
SCHEDULE OF NET ASSETS (UNAUDITED) -- CONTINUED                   APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
   COMPUTER & OFFICE EQUIPMENT -- 0.3%
      Lexmark Intl. Group, Inc. (A Shares) *....................................           2,400     $       55,800
                                                                                                     --------------
   FURNITURE & FIXTURES -- 1.4%
      Culp, Inc.................................................................           6,400            113,600
      Furniture Brands Intl., Inc. *............................................          10,300            151,925
                                                                                                     --------------
                                                                                                            265,525
                                                                                                     --------------
   GLASS, CONCRETE & OTHER PRODUCTS -- 1.5%
      Medusa Corp...............................................................           7,990            302,621
                                                                                                     --------------
   IRON & STEEL -- 0.5%
      Schnitzer Steel Industries, Inc. (A Shares)...............................           4,625            102,906
                                                                                                     --------------
   MISC. ELECTRICAL MACHINERY, EQUIP. & SUPPLIES -- 9.0%
      AVX Corp..................................................................          13,300            297,588
      Belden, Inc...............................................................           7,600            233,700
      Burr-Brown Corp. *........................................................          14,513            428,119
      Holophane Corp. *.........................................................          10,100            204,525
      Phototronics, Inc. *......................................................           7,900            273,538
      UCAR Intl., Inc. *........................................................           7,035            295,470
                                                                                                     --------------
                                                                                                          1,732,940
                                                                                                     --------------
   MISC. FABRICATED METAL PRODUCTS -- 0.9%
      Wolverine Tube, Inc. *....................................................           7,075            183,950
                                                                                                     --------------
   MISC. INDUSTRIAL MACHINERY & EQUIP. -- 0.7%
      Fedders Corp. (A Shares)..................................................          23,440            131,850
                                                                                                     --------------
   MISC. MANUFACTURING INDUSTRIES -- 9.2%
      American Safety Razor Co. *...............................................          19,130            267,820
      D.R. Horton, Inc..........................................................          12,882            125,600
      Dal-Tile Intl., Inc. *....................................................          11,900            154,700
      Doncasters plc ADR *......................................................           7,300            164,250
      Libbey, Inc...............................................................           7,315            226,765
      Paragon Trade Brands, Inc. *..............................................           6,900            110,400
      Silgan Holdings, Inc......................................................          10,100            267,650
      US Can Corp. *............................................................          17,765            270,916
      Velcro Industries N.V.....................................................           2,580            175,440
                                                                                                     --------------
                                                                                                          1,763,541
                                                                                                     --------------
   NONFERROUS METALS -- 0.9%
      Oregon Metallurgical Corp. *..............................................           7,700            177,100
                                                                                                     --------------
   PAPER & PAPER PRODUCTS -- 5.0%
      American Pad & Paper Co. *................................................          12,825            190,772
      Buckeye Cellulose Corp. *.................................................          10,790            325,049

                       See notes to financial statements.
                                       13

1838 SMALL CAP EQUITY FUND
SCHEDULE OF NET ASSETS (UNAUDITED) -- CONTINUED                   APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
   PAPER & PAPER PRODUCTS - CONTINUED
      Schweitzer-Mauduit International, Inc.....................................           6,610     $      215,651
      Shorewood Packaging Corp..................................................          11,800            224,200
                                                                                                     --------------
                                                                                                            955,672
                                                                                                     --------------
   PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 5.6%
      Fisher Scientific Intl....................................................           7,650            324,169
      Fluke Corp................................................................           4,270            192,684
      Haemonetics Corp. *.......................................................          11,800            196,175
      Marquette Medical Systems (A Shares) *....................................           9,900            199,237
      OEC Medical Systems, Inc. *...............................................          11,030            168,207
                                                                                                     --------------
                                                                                                          1,080,472
                                                                                                     --------------
   RUBBER & PLASTICS -- 0.6%
      Channell Commercial Corp. *...............................................           8,215             86,257
      Greif Brothers Corp. (A Shares)...........................................             765             19,507
                                                                                                     --------------
                                                                                                            105,764
                                                                                                     --------------
   TELECOMMUNICATIONS EQUIPMENT -- 1.7%
      Oak Industries, Inc.*.....................................................          11,190            209,813
      Superior Telecom Inc. *...................................................           5,000            107,500
                                                                                                     --------------
                                                                                                            317,313
                                                                                                     --------------
   TEXTILES & APPAREL -- 3.6%
      Guess?, Inc. *............................................................          11,800            126,850
      Hirsch Intl. Corp. (A Shares) *...........................................           8,662            158,082
      Quaker Fabric Corp. *.....................................................           8,400            114,450
      The First Years, Inc......................................................           8,830            134,658
      Worldtex, Inc. *..........................................................          23,500            152,750
                                                                                                     --------------
                                                                                                            686,790
                                                                                                     --------------
   TRANSPORTATION -- 3.8%
      Airnet Systems, Inc. *....................................................           9,500            147,250
      Alaska Air Group, Inc. *..................................................           9,900            246,262
      Canadian National Railway Co..............................................           2,500             96,250
      Midwest Express Holdings, Inc. *..........................................           5,951            245,478
                                                                                                     --------------
                                                                                                            735,240
                                                                                                     --------------
         TOTAL MANUFACTURING...................................................................           9,092,088
                                                                                                     --------------
MINING -- 3.9%
   COAL -- 2.0%
      Zeigler Coal Holding Co...................................................          15,700            394,463
                                                                                                     --------------
   CRUDE PETROLEUM & NATURAL GAS -- 1.9%
      Belco Oil & Gas Corp.*....................................................           7,100            143,775
      Bellwether Exploration Co. *..............................................          15,100            132,125

                       See notes to financial statements.
                                       14

1838 SMALL CAP EQUITY FUND
SCHEDULE OF NET ASSETS (UNAUDITED) -- CONTINUED                   APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
   CRUDE PETROLEUM & NATURAL GAS - CONTINUED
      Willbros Group, Inc. *....................................................           7,900     $       79,987
                                                                                                     --------------
                                                                                                            355,887
                                                                                                     --------------
         TOTAL MINING..........................................................................             750,350
                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS -- 4.1%
   EQUITY REIT -- 4.1%
      Burnham Pacific Properties, Inc...........................................          14,900            186,250
      Healthcare Realty Trust, Inc..............................................           8,200            212,175
      Pacific Gulf Properties, Inc..............................................           8,300            175,337
      Reckson Associates Realty Corp............................................           8,800            203,500
                                                                                                     --------------
         TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................             777,262
                                                                                                     --------------
SERVICES -- 8.5%
   AMUSEMENT & RECREATION SERVICES -- 2.1%
      Harveys Casino Resorts....................................................          13,335            201,692
      Royal Caribbean Cruises Ltd...............................................           6,300            200,813
                                                                                                     --------------
                                                                                                            402,505
                                                                                                     --------------
   BUSINESS SERVICES -- 1.4%
      New England Business Service, Inc.........................................           7,600            200,450
      Obie Media Corp. *........................................................          10,300             72,744
                                                                                                     --------------
                                                                                                            273,194
                                                                                                     --------------
   COMPUTER SERVICES -- 0.6%
      CFI Proservices, Inc. *...................................................           7,500            112,500
      Wall Data, Inc............................................................             300              6,281
                                                                                                     --------------
                                                                                                            118,781
                                                                                                     --------------
   MEDICAL & HEALTH SERVICES -- 4.4%
      Maxicare Health Plans, Inc. *.............................................           7,720            179,490
      Medical Resources, Inc. *.................................................          10,500            133,875
      Steiner Leisure Ltd.......................................................           4,800            116,400
      Sun Healthcare Group, Inc. *..............................................          15,800            223,175
      Trigon Healthcare, Inc....................................................           9,700            184,300
                                                                                                     --------------
                                                                                                            837,240
                                                                                                     --------------
         TOTAL SERVICES........................................................................           1,631,720
                                                                                                     --------------
WHOLESALE & RETAIL TRADE -- 9.5%
   MISC. RETAIL STORES -- 2.2%
      Duckwall-Alco Stores, Inc. *..............................................           6,900             92,287
      Finlay Enterprises, Inc. *................................................           1,100             16,363
      Ruddick Corp..............................................................          21,635            324,525
                                                                                                     --------------
                                                                                                            433,175
                                                                                                     --------------

                       See notes to financial statements.
                                       15

1838 SMALL CAP EQUITY FUND
SCHEDULE OF NET ASSETS (UNAUDITED) -- CONTINUED                   APRIL 30, 1997
--------------------------------------------------------------------------------

                                                                                                             Value
                                                                                         Shares            (Note 2)
                                                                                         ------            --------
   RETAIL APPAREL & ACCESSORY STORES -- 1.5%
      Little Switzerland, Inc. *................................................          19,595     $       96,750
      Zale Corp. *..............................................................          10,575            195,638
                                                                                                     --------------
                                                                                                            292,388
                                                                                                     --------------
   WHOLESALE ELECTRONIC EQUIP. & COMPUTERS -- 1.8%
      Marshall Industries *.....................................................           4,645            151,543
      Pioneer-Standard Electronics, Inc.........................................          15,200            186,200
                                                                                                     --------------
                                                                                                            337,743
                                                                                                     --------------
   WHOLESALE MISCELLANEOUS -- 4.0%
      BMC West Corp. *..........................................................          20,315            218,386
      Day Runner, Inc. *........................................................           5,400            148,500
      Dimon, Inc................................................................           6,500            128,375
      TBC Corp. *...............................................................          36,000            270,000
                                                                                                     --------------
                                                                                                            765,261
                                                                                                     --------------
         TOTAL WHOLESALE & RETAIL TRADE........................................................           1,828,567
                                                                                                     --------------
         TOTAL COMMON STOCK (COST $18,226,863)..................................................         18,748,194
                                                                                                     --------------

MISCELLANEOUS ASSETS -- 2.0%
      Scudder Managed Cash Fund (COST $387,605).................................         387,605            387,605
                                                                                                     --------------


TOTAL INVESTMENTS (COST $18,614,468)+-- 99.6%...................................................     $   19,135,799

OTHER ASSETS AND LIABILITIES, NET-- 0.4%........................................................             79,472
                                                                                                     --------------

NET ASSETS-- 100.0%.............................................................................     $   19,215,271
                                                                                                     ==============


*  Non-income producing security.
+ The cost for Federal income tax purposes was $18,494,377. At April 30, 1997, net unrealized appreciation was $641,423. This consisted of aggregate gross unrealized appreciation in which there was an excess of market value over tax cost of $1,554,113, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $912,690.

                       See notes to financial statements.
                                       16

1838 SMALL CAP EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 1997

Assets:
Investments, at market (identified cost $18,614,468) (Note 2) ............                       $ 19,135,799
Cash .....................................................................                             25,575
Receivables:
   Interest ..............................................................                              1,587
   Dividends .............................................................                              7,959
   Investment securities sold ............................................                            249,815
Other assets .............................................................                                 33
                                                                                                 ------------
      Total assets .......................................................                         19,420,768

Liabilities:
Payables:
   Investment securities purchased .......................................   $    190,275
   Accrued expenses (Note 4) .............................................         15,222
                                                                             ------------
      Total liablilities .................................................                           205,497
                                                                                                ------------

      Net Assets .........................................................                      $ 19,215,271
                                                                                                ============


Net Assets consist of:
Common stock .............................................................                      $      1,855
Additional capital paid in ...............................................                        18,595,866
Accumulated net investment loss ..........................................                            (7,812)
Accumulated net realized gain on investments .............................                           104,031
Net unrealized appreciation on investments ...............................                           521,331
                                                                                                ------------

Net Assets, for 1,855,202 shares outstanding .............................                      $ 19,215,271
                                                                                                ============


NetAsset Value offering price and redemption price per share
   $19,215,271/1,855,202 outstanding shares of common stock,
    $0.001 par value) ....................................................                             $10.36
                                                                                                       ======


                       See notes to financial statements.
                                       17

1838 SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS


                                                                    For the Six-Month Period
                                                                      Ended April 30, 1997
                                                                           (Unaudited)
                                                                    ------------------------
Investment Income:
Dividends ..................................................                        $  46,223
   Interest ...................................................                        31,737
                                                                                    ---------

         Total investment income ..............................                        77,960
                                                                                    ---------


Expenses:
   Investment advisory fee (Note 4) ...........................   $  51,463
   Administration fee (Note 4) ................................      24,795
   Accounting fee (Note 4) ....................................      19,836
   Custodian fees .............................................       9,590
   Legal ......................................................       5,923
   Audit ......................................................       9,236
   Registration fees ..........................................       5,903
   Directors' fees and expenses (Note 4) ......................       5,951
   Transfer agency fees .......................................       9,006
   Reports to shareholders ....................................       8,834
   Other ......................................................       2,987
                                                                  ---------


         Total expenses before fee waivers and reimbursement ..     153,524
         Advisory fee waived (Note 4) .........................     (51,463)
         Reimbursement from Investment Adviser (Note 4) .......     (16,289)
                                                                  ---------
              Total expenses, net .............................                        85,772
                                                                                    ---------


   Net investment loss ........................................                        (7,812)
                                                                                    ---------


Realized and unrealized gain on investments:
   Net realized gain on investments during the period .........                       218,375
   Net unrealized appreciation on investments during the period                       364,505
                                                                                    ---------
      Net gain on investments .................................                       582,880
                                                                                    ---------

Net increase in net assets resulting from operations ..........                     $ 575,068
                                                                                    =========


                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                               For the Six-Month   For  the Period
                                                                 Period Ended       June 17, 1996+
                                                                April 30, 1997          through
                                                                  (Unaudited)      October 31, 1996
                                                               -----------------   ----------------
Increase (Decrease) in Net Assets:

Operations:
   Net investment loss ........................................   $     (7,812)   $     (8,741)
   Net realized gain (loss) on investments during the period ..        218,375         (46,833)
   Net unrealized appreciation on investments during the period        364,505         156,826
                                                                  ------------    ------------
   Net increase in net assets resulting from operations .......        575,068         101,252
                                                                  ------------    ------------


Distribution to shareholders from:
      Net capital gain ($0.089 and $0 per share, respectively)         (67,511)             --
                                                                  ------------    ------------

Increase in net assets from Fund share transactions (Note 5) ..     13,280,063       5,326,399
                                                                  ------------    ------------
          Increase in net assets ..............................     13,787,620       5,427,651
Net Assets:
   Beginning of period ........................................      5,427,651               0
                                                                  ------------    ------------
   End of period ..............................................   $ 19,215,271    $  5,427,651
                                                                  ============    ============




+ Commencement of Operations.


                       See notes to financial statements.

1838 SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.


                                                         For the Six-Month      For the Period
                                                           Period Ended         June 17, 1996+
                                                          April 30, 1997           through
                                                           (Unaudited)         October 31, 1996
                                                         -----------------     ----------------
Net Asset Value - Beginning of Period ...........             $9.57                 $10.00
                                                              -----                 ------

Investment Operations:
      Net investment income .....................             (0.01)                 (0.02)
      Net realized and unrealized gain (loss)
         on investment ..........................              0.89                  (0.41)
                                                              -----                 ------

         Total from investment operations .......              0.88                  (0.43)
                                                              -----                 ------
Distributions:
      From net realized gains ...................             (0.09)                   --
                                                              -----                 ------

Net Asset Value - End of Period .................            $10.36                  $9.57
                                                             ======                 ======

Total Return ....................................              9.22%                 (4.30)%
Ratios (to average net assets)/Supplemental Data:
      Expenses(1)................................              1.25%*                 1.25%*
      Net investment income .....................             (0.11)%*               (0.52)%*
Portfolio turnover rate .........................             54.60%*                94.38%*
Average commission rate paid ....................             $0.0590                $0.0512
Net assets at end of period (000's omitted) .....             $19,215                 $5,428


+   Commencement of Operations.

(1) Without waivers the annualized ratio of expenses to average daily net assets would have been 2.24% and 4.63% for the periods ended April 30, 1997 and October 31, 1996, respectively.

*   Annualized.


                       See notes to financial statements.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        APRIL 30, 1997


Note 1 -- Description of the Funds -- The 1838 Investment Advisors Funds (the "Trust"), a diversified, open-end management investment company, was established as a series Delaware business trust on December 9, 1994, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established two series: the 1838 International Equity Fund and the 1838 Small Cap Equity Fund (each a "Fund" and collectively, the "Funds"). The Investment objectives of each Fund are set forth below.

The 1838 International Equity Fund (the "International Equity Fund"), the first of the two series currently offered by the Trust, commenced operations on August 3, 1995. The Fund's investment objective is capital appreciation, with a secondary objective of income. The Fund seeks to achieve its objective by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The 1838 Small Cap Equity Fund (the "Small Cap Equity Fund") commenced operations on June 17, 1996. The Fund's investment objective is long-term growth. The Fund seeks to achieve its objective by investing primarily in the common stock of domestic companies with relatively small market capitalization, those with a market value of $1 billion or less (small cap), which are believed to be undervalued and have good prospects for capital appreciation. The Fund will invest in small capitalization companies using a value approach.

Note 2 -- Significant Accounting Policies.

Security Valuation. Each Fund's securities, except investments with remaining maturities of 60 days or less, are valued at the last quoted sales price on the security's principal exchange on that day. If there are no sales of the relevant security on such day, the security will be valued at the mean between the closing bid and asked price on that day, if any. Debt securities having a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. At April 30, 1997 there were no securities valued by the Board of Trustees.

Federal Income Taxes. Each Fund is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. At October 31, 1996, the International Equity Fund had a net tax basis capital loss carryforward available to offset future capital gains, if any, of approximately $330,000, of which $24,000 will expire on October 31, 2003, and $306,000 will expire on October 31, 2004.

Dividends and Capital Gain Distributions. Distributions of net investment income and net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions for the International Equity Fund and differing cost basis for securities sold for the Small Cap Equity Fund. These distributions by each Fund will be made annually in December. Additional distributions may be made by each Fund to the extent necessary to avoid the payment of a 4% excise tax.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED            APRIL 30, 1997


Note 2 -- Significant Accounting Policies -- continued

Deferred Organizational Costs. Costs incurred by the International Equity Fund in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date that the Fund commenced operations.

Foreign Currency Translations. The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and

     (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

Forward Foreign Currency Exchange Contracts. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Equity Fund may enter into forward foreign currency exchange contracts. Additionally, the International Equity Fund may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED            APRIL 30, 1997


Note 3 -- Purchases and Sales of Investment Securities -- During the six-month period ended April 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:



                                          International             Small Cap
                                           Equity Fund             Equity Fund
                                          -------------            -----------
       Purchases...................        $21,880,139             $16,275,338
       Sales.......................         19,103,543               3,468,277




Note 4 -- Advisory Fee and Other Transactions with Affiliates -- The Trust, on behalf of each Fund, employs 1838 Investment Advisors, L.P. (the "Investment Adviser"), a Delaware limited partnership and registered investment adviser under the 1940 Act, to furnish investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust. The Investment Adviser supervises the investments of the assets of each Fund in accordance with each Fund's investment objective, policies and restrictions.

The Trust pays the Investment Adviser a monthly fee at the annual rate of 0.75% of the average daily net assets of each Fund. The Investment Adviser has voluntarily agreed to waive its advisory fee or reimburse each Fund monthly to the extent that each Fund's total operating expenses will exceed 1.25% of the average daily net assets of each Fund. This undertaking may be rescinded at any time in the future.

The following table summarizes the advisory fees for the six-month period ended April 30, 1997:



                                                    Gross           Advisory Fee         Reimbursement
                                                 Advisory Fee           Waiver           From Advisor
                                                 ------------       ------------         -------------
     International Equity Fund............         $168,222             $37,397                 --
     Small Cap Equity Fund................           51,463              51,463             $16,289


Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), serves as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Fund. As Administrator, RSMC is responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC receives a monthly administration fee from the Trust at the annual rate of 0.15% of the average daily net assets of the Trust on the first $50 million; 0.10% of such assets in excess of $50 million to $100 million; plus 0.07% of such assets in excess of $100 million to $200 million; and 0.05% of such assets in excess of $200 million. Each series pays its pro-rata portion based upon total Trust assets. Such fees are subject to a minimum fee of $50,000 per year for one series and $15,000 minimum per year for each additional portfolio added to a series. For the six-month period ended April 30, 1997, RSMC's administration fees amounted to $24,795 per Fund. At April 30, 1997, Administration fees payable to RSMC amounted to $4,110 per Fund.

1838 INVESTMENT ADVISORS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED            APRIL 30, 1997


Note 4 -- Advisory Fee and Other Transactions with Affiliates -- continued

Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, has been engaged pursuant to a Distribution Agreement with the Trust to assist in securing purchasers for shares of each Fund. RSD also directly, or through its affiliates, provides investor support services. RSD receives no compensation for distribution of shares of the Funds, except for reimbursement of out-of-pocket expenses. There are no expenses payable to RSD by the Funds for the six-month period ended April 30, 1997.

RSMC serves as Accounting Agent to the Funds. As Accounting Agent, RSMC determines each Fund's net asset value per share and provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. For the six-month period ended April 30, 1997, Accounting service fees payable to RSMC amounted to $5,086 for the International Equity Fund and $3,288 for the Small Cap Equity Fund.

RSMC also serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Trust. For these services, RSMC receives a monthly fee computed on the basis of the number of shareholder accounts that the Transfer Agent maintains for each Fund during the month, and is reimbursed for out-of-pocket expenses. For the six-month period ended April 30, 1997, Transfer Agent fees payable to RSMC amounted to $1,850 for the International Equity Fund and $1,500 for the Small Cap Equity Fund.

The Trustees of the Trust who are "interested persons" of the Trust, the Investment Adviser or its affiliates and all personnel of the Trust or the Investment Adviser performing services related to research, statistical and investment activities are paid by the Investment Adviser or its affiliates. There are no fees or expenses payable to the "non-interested" Trustees.

Note 5 -- Fund Share Transactions -- At April 30, 1997, there were an unlimited number of shares of beneficial interest with a $0.001 par value, authorized. The following table summarizes the activity in shares of each Fund:

1838 International Equity Fund



                                                 For the Six-Month Period
                                                    Ended April 30,1997                For the Fiscal Year
                                                        (Unaudited)                   Ended October 31, 1996
                                                -----------------------------     ------------------------------
                                                 Shares              Amount        Shares              Amount
                                                 ------              ------        ------              ------
   Shares sold.........................          347,444          $ 3,768,159     2,653,604         $ 27,246,882
   Shares issued to shareholders in
      reinvestment of distributions....           12,343              133,064         7,882               78,427
   Shares redeemed.....................          (39,213)            (425,492)     (460,886)          (4,701,462)
                                                 -------          -----------     ---------         ------------
   Net increase .......................          320,574          $ 3,475,731     2,200,600         $ 22,623,847
                                                                  ===========                       ============

   Shares outstanding:
      Beginning of period..............        3,945,864                          1,745,264
                                               ---------                          ---------
      End of period....................        4,266,438                          3,945,864
                                               =========                          =========


1838 INVESTMENT ADVISORS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED            APRIL 30, 1997



Note 5 -- Fund Share Transactions -- continued


1838 Small Cap Equity Fund


                                                 For the Six-Month Period           For the Period June 17,1996
                                                   Ended April 30, 1997            (Commencement of Operations)
                                                        (Unaudited)                  Through October 31, 1996
                                               ------------------------------      ----------------------------
                                                Shares              Amount          Shares             Amount
                                                ------              ------          ------             ------

   Shares sold.........................        1,342,037         $ 13,839,471       596,571         $  5,598,237
   Shares issued to shareholders in
      reinvestment of distributions....            6,772               67,511             0                    0
   Shares redeemed.....................          (60,576)            (626,919)      (29,602)            (271,838)
                                               ---------         ------------       -------         ------------
   Net increase .......................        1,288,233         $ 13,280,063       566,969         $  5,326,399
                                                                 ============                       ============

   Shares outstanding:
      Beginning of period..............          566,969                                  0
                                               ---------                            -------

      End of period....................        1,855,202                            566,969
                                               =========                            =======


Note 6 -- Commitments -- As of April 30, 1997, the International Equity Fund had no forward foreign currency exchange contracts.

                               INVESTMENT ADVISER
                               ------------------

                         1838 INVESTMENT ADVISORS, L.P.
                          FIVE RADNOR CORPORATE CENTER
                                    SUITE 320
                               100 MATSONFORD ROAD
                                RADNOR, PA 19087

                                   UNDERWRITER
                                   -----------

                        RODNEY SQUARE DISTRIBUTORS, INC.
                               RODNEY SQUARE NORTH
                              1100 N. MARKET STREET
                              WILMINGTON, DE 19890


                              SHAREHOLDER SERVICES
                              --------------------

                      RODNEY SQUARE MANAGEMENT CORPORATION
                               RODNEY SQUARE NORTH
                              1100 N. MARKET STREET
                              WILMINGTON, DE 19890

                                   CUSTODIANS
                                   ----------

                              BANKERS TRUST COMPANY
                                 280 PARK AVENUE
                               NEW YORK, NY 10017

                            WILMINGTON TRUST COMPANY
                               RODNEY SQUARE NORTH
                              1100 N. MARKET STREET
                              WILMINGTON, DE 19890

                                  LEGAL COUNSEL
                                  -------------

                     STRADLEY, RONON, STEVENS & YOUNG L.L.P.
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103

                                    AUDITORS
                                    --------

                            COOPERS & LYBRAND L.L.P.
                             2400 ELEVEN PENN CENTER
                             PHILADELPHIA, PA 19103


ET06

                                      1838

                           INVESTMENT ADVISORS FUNDS


                           INTERNATIONAL EQUITY FUND

                             SMALL CAP EQUITY FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1997